Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000201200 | Government
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000201200 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000201200 | Financial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000201200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201200 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201200 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000186813 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000186813 | BNY-92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000186813 | BNY-44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186813 | BNY-23918KAT5
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000186813 | BNY-1248EPBX0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000186813 | BNY-57763RAD9
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000186813 | BNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186813 | BNY-90353TAK6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186813 | BNY-18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186813 | BNY-629377CQ3
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000202360 | Government
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000202360 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215324 | Financial
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000215324 | BNY-023135CG9
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215324 | BNY-67021CAL1
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215324 | BNY-10373QBX7
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215324 | BNY-037833ET3
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215324 | BNY-110122EF1
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215324 | BNY-87264ACA1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215324 | BNY-361448AZ6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215324 | BNY-24422EXT1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215324 | BNY-126650CX6
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000186809 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000186809 | BNY-855244AQ2
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000186809 | BNY-20826FBG0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000186809 | BNY-458140BZ2
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000186809 | BNY-00287YDV8
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000186809 | BNY-92343VFS8
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186809 | BNY-125523AG5
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000186809 | BNY-55903VBA0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000186809 | BNY-29364WBA5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186809 | BNY-03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000172210 | Government
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000215322 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215322 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000215322 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000215322 | Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000215322 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000215322 | Foreign Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000215322 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215322 | Sovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215322 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248475 | CORPORATE BOND
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000248475 | BNY-55261F864
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000248475 | BNY-25746UDT3
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000248475 | BNY-29250NAS4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000248475 | BNY-744320BF8
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248475 | BNY-26441C501
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248475 | BNY-00206R706
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248475 | BNY-00773HAA5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248475 | BNY-92857WBQ2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248475 | BNY-345370837
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207250 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000207250 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000207250 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000207250 | Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000207250 | Foreign Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000207250 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207250 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000207250 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000207250 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000207250 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152548 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000152548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000152548 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000152548 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000152548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152548 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152549 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152549 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152549 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000152549 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000152549 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152549 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152549 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152549 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000152549 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000152549 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152545 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152545 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152545 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000152545 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000152545 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152545 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000152545 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152545 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000152545 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000152545 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152550 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152550 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000152550 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000152550 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000152550 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152550 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152550 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152550 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000152550 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152550 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152551 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000152551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000152551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152551 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000152551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000152551 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000152551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000152551 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152552 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152552 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000152552 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000152552 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000152552 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152552 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152552 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000152552 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152552 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152552 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233873 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000233873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000233873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000233873 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000233873 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000233873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000233873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000233873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000233873 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232483 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232483 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232483 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000232483 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232483 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000232483 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232483 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232483 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000232483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000190083 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000190083 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000190083 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000190083 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000190083 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190083 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000190083 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000190083 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000190083 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000190083 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168500 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168500 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000168500 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168500 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000168500 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000168500 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168500 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168500 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000168500 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000168500 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219502 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219502 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000219502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000219502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000219502 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000219502 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000219502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000219502 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198662 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198662 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000198662 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000198662 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000198662 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000198662 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000198662 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198662 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000198662 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000198662 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245144 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000245144 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245144 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000245144 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000245144 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000245144 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000245144 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000245144 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000245144 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245144 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243239 | Energy
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000243239 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243239 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000228398 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000228398 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000228398 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000228398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228398 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228400 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228400 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000227134 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227134 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000227134 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227134 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227134 | Materials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000227134 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000227134 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000229364 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229364 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229364 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229364 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000229364 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229364 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000229364 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000226526 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000226526 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000226526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000226526 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000226526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000226526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000214554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000214554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000214554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000214554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214554 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000214554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000214554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214554 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214553 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214553 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000214553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000214553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000214553 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000214553 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000214553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000214553 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000246478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000246478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000246478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246478 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246478 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000246478 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246479 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246479 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000246479 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000246479 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246479 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000246479 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000246479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000246479 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000246479 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246479 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000214556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000214556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000214556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000214556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000214556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000214556 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000244420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000244420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000244420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244420 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244420 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244421 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000244421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000244421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244421 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244421 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238223 | State
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000238223 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000238223 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000238223 | Appropriation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000238223 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000238223 | School District
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000238223 | Income Tax Financing
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238223 | City
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238223 | County
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238223 | Electricity & Public Power
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238223 | Prerefunded
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238223 | Tax Backed District
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238223 | Farebox (Mass & Rapid Transit)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238223 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238223 | Other
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000251207 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251207 | Other
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000251207 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000251207 | State GO
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000251207 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000251207 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000251207 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251207 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251207 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000251207 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000251207 | City/County Appropriation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000251207 | Project Finance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000251207 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000251207 | University
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251207 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251208 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251208 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000251208 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000251208 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251208 | State GO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000251208 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251208 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251208 | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000251208 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251208 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251208 | University
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000251208 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000251208 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251208 | Stadium
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251208 | Income Tax
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251209 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000251209 | Other
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000251209 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000251209 | State GO
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000251209 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000251209 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000251209 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000251209 | Airport
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000251209 | Muni Electric
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251209 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251209 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000251209 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251209 | Toll
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251209 | LT Health
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251209 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251203 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251203 | Sales Tax
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251203 | Other
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000251203 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251203 | Corporate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251203 | School District GO
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000251203 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251203 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000251203 | City/County Appropriation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251203 | City/County GO
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000251203 | University
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251203 | State Appropriation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000251203 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251203 | Toll
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251203 | School District Appropriation
Holdings [Line Items]
Percent of Net Asset Value	2.30%